Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 208,652	$ 207,749
Personal	43,651	43,058
Credit card	12,755	12,673
Business and government	125,798	109,555
Total gross amount	390,856	373,035
Total allowance	1,915	1,639
Net total	388,941	371,396
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	211	214
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	731	526
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	553	481
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	420	418
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	751	677
Personal	204	182
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	140	143
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	376	230
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	128	109
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,915	1,639
Net total	388,941	371,396
IFRS9 [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	211	214
Net total	208,441	207,535
IFRS9 [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	731	526
Net total	125,067	109,029
IFRS9 [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	553	481
Net total	43,098	42,577
IFRS9 [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	420	418
Net total	12,335	12,255
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	644	482
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	140	143
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	376	230
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	128	109
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,271	1,157
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	71	71
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	355	296
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	425	372
IFRS9 [member] | Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 420	$ 418